Eaton Vance

Virginia Municipal Income Fund

November 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 97.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.9%
Virginia Resources Authority, (Pooled Financing Program):
Series 2016A, 4.00%, 11/1/32	$1,000	$1,152,770
Series 2021C, 4.00%, 11/1/32	500	627,225
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	1,000	1,110,760

		$2,890,755

Education — 7.6%
Alexandria Industrial Development Authority, VA, (Episcopal High School):
4.00%, 1/1/33	$325	$394,485
4.00%, 1/1/46	500	582,355
Salem Economic Development Authority, VA, (Roanoke College):
4.00%, 4/1/38	525	604,023
4.00%, 4/1/40	200	229,114
University of Virginia, 5.00%, 4/1/38	1,320	1,613,594
Virginia College Building Authority, 5.00%, 9/1/32	500	676,635
Virginia College Building Authority, (University of Richmond), (SPA: Wells Fargo Bank, N.A.), 0.03%, 11/1/36(1)	1,500	1,500,000

		$5,600,206

Escrowed/Prerefunded — 7.4%
Arlington County, VA, Prerefunded to 8/15/26, 5.00%, 8/15/32	$1,000	$1,206,640
Harrisonburg Industrial Development Authority, VA, (Sunnyside Presbyterian Home), Prerefunded to 12/1/23, 6.25%, 12/1/33	750	838,718
Henrico County, VA, Water and Sewer System Revenue, Prerefunded to 5/1/26, 5.00%, 5/1/28	1,000	1,194,210
Norfolk, VA, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	809,220
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,443,100

		$5,491,888

General Obligations — 10.4%
Alexandria, VA, 5.00%, 7/1/28	$1,000	$1,236,470
Chesterfield County, VA, 5.00%, 1/1/32	1,500	1,911,645
Culpeper, VA, 5.00%, 8/1/25	1,350	1,569,092
Newport News, VA, 5.00%, 8/1/28	1,000	1,201,060
Virginia Beach, VA, 4.00%, 7/15/32	1,500	1,820,325

		$7,738,592

Hospital — 15.0%
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/39	$1,200	$1,420,116
Fairfax County Industrial Development Authority, VA, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	2,625	2,773,181
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,113,800

Security	Principal Amount (000’s omitted)	Value
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	$875	$1,103,620
Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), 4.00%, 7/1/38	1,550	1,851,661
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,000	1,150,780
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	1,000	1,179,030
Winchester Economic Development Authority, VA, (Valley Health System), Prerefunded to 1/1/24, 5.00%, 1/1/28	450	492,759

		$11,084,947

Industrial Development Revenue — 4.9%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$500	$505,395
King George County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.50%, 6/1/23	2,000	2,056,840
Louisa Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.90% to 6/1/23 (Put Date), 11/1/35	1,000	1,023,040
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	60	62,757

		$3,648,032

Insured-Education — 3.7%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,742,625

		$2,742,625

Insured-Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,084,580

		$1,084,580

Insured-Transportation — 6.2%
Capital Region Airport Commission, VA:
(AGM), 4.00%, 7/1/28	$250	$297,035
(AGM), 4.00%, 7/1/33	525	642,947
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	2,500	2,838,125
Richmond Metropolitan Authority, VA, (NPFG), 5.25%, 7/15/22	635	651,999
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	193,606

		$4,623,712

Lease Revenue/Certificates of Participation — 2.9%
Manassas Park Economic Development Authority, VA:
4.00%, 12/15/30	$235	$287,706
4.00%, 12/15/31	300	364,071
4.00%, 12/15/32	250	302,757
4.00%, 12/15/33	250	302,230
5.00%, 12/15/29	250	320,780
Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	500	598,240

		$2,175,784

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.5%
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 0.00%, 7/1/49	$2,500	$1,090,950

		$1,090,950

Senior Living/Life Care — 8.5%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$153,969
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	750	857,887
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	235	255,269
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/23	300	317,934
4.00%, 12/1/29	230	263,983
4.00%, 12/1/30	220	250,743
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	625	682,425
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.00%, 1/1/34	1,000	1,093,970
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,326,996
Virginia Small Business Financing Authority, (LifeSpire of Virginia), 4.00%, 12/1/51	1,000	1,111,120

		$6,314,296

Special Tax Revenue — 1.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$100	$123,975
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	8	7,686
0.00%, 7/1/27	17	15,557
0.00%, 7/1/29	17	14,707
0.00%, 7/1/31	22	17,679
0.00%, 7/1/33	24	17,972
0.00%, 7/1/46	231	77,246
0.00%, 7/1/51	188	45,504
4.33%, 7/1/40	92	103,270
4.50%, 7/1/34	18	19,692
4.54%, 7/1/53	3	3,361
4.78%, 7/1/58	37	42,008
Virginia Commonwealth Transportation Board, Regional Fuels Tax Revenue, 4.00%, 5/15/36	335	412,455

		$901,112

Transportation — 11.5%
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/35	$500	$565,775
(AMT), 5.00%, 10/1/37	1,295	1,570,265
(AMT), 5.00%, 10/1/42	990	1,200,514
Norfolk Airport Authority, VA:
5.00%, 7/1/30	700	911,512
5.00%, 7/1/37	1,000	1,248,870
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	598,260
Washington Metropolitan Area Transit Authority, D.C.:
5.00%, 7/1/29	1,000	1,223,130

Security	Principal Amount (000’s omitted)	Value
5.00%, 7/1/37	$1,000	$1,210,970

		$8,529,296

Water and Sewer — 11.7%
Fairfax County Water Authority, VA, 5.25%, 4/1/27	$1,795	$2,226,913
Fairfax County, VA, Sewer Revenue:
4.00%, 7/15/37	1,000	1,129,160
4.00%, 7/15/39	525	646,700
Henrico County, VA, Water and Sewer System Revenue, 4.00%, 5/1/31	1,500	1,815,885
Newport News, VA, Water Revenue, 5.00%, 7/15/33	1,000	1,190,360
Virginia Beach, VA, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,659,818

		$8,668,836

Total Tax-Exempt Municipal Obligations — 97.9% (identified cost $67,572,645)		$72,585,611

Taxable Municipal Obligations — 3.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.2%
Virginia Resources Authority, (Pooled Financing Program):
1.68%, 11/1/28	$500	$500,810
1.816%, 11/1/29	415	417,129

		$917,939

General Obligations — 0.7%
Portsmouth, VA, 2.20%, 7/15/37	$165	$165,822
Watertown, CT, 1.95%, 10/15/30	310	315,152

		$480,974

Water and Sewer — 1.3%
Henrico County, VA, Water and Sewer System Revenue, 1.30%, 5/1/28	$1,000	$991,410

		$991,410

Total Taxable Municipal Obligations — 3.2% (identified cost $2,390,000)		$2,390,323

Total Investments — 101.1% (identified cost $69,962,645)		$74,975,934

Other Assets, Less Liabilities — (1.1)%		$(827,359)

Net Assets — 100.0%		$74,148,575

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2021, 11.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 10.0% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2021.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2021, the aggregate value of these securities is $186,732 or 0.3% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at November 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$72,585,611	$—	$72,585,611
Taxable Municipal Obligations	—	2,390,323	—	2,390,323
Total Investments	$—	$74,975,934	$—	$74,975,934

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.